Schedule of Amortized Cost Basis of Loans on Nonaccrual Status and Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss	$ 1,427	$ 2,495
Nonaccrual with Allowance for Credit Loss	3,544	3,417
Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss
Nonaccrual with Allowance for Credit Loss		86
Loans Past Due Over 89 Days Still Accruing
Secured Nonaccrual Loans Individually Evaluated [Member]
Financing Receivable, Past Due [Line Items]
Nonaccrual with No Allowance for Credit Loss	1,427	2,495
Nonaccrual with Allowance for Credit Loss	3,544	3,331
Loans Past Due Over 89 Days Still Accruing